Lease Intangibles - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets Goodwill And Other Assets [Line Items]
Accumulated accretion	$ 700,000	$ 1,200,000	$ 5,100,000
Net recognition in rental income	19,000	35,000	2,000,000
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Intangible Assets Goodwill And Other Assets [Line Items]
Accumulated accretion	700,000	1,200,000	5,100,000
Net recognition in rental income	19,000	35,000	1,900,000
Above Market Leases
Intangible Assets Goodwill And Other Assets [Line Items]
Amortization expense	600,000	600,000	700,000
Amount of partnership wrote-off	900,000	900,000	2,900,000
Accumulated amortization	700,000	300,000	1,500,000
Above Market Leases | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Intangible Assets Goodwill And Other Assets [Line Items]
Amortization expense	600,000	600,000	700,000
Amount of partnership wrote-off	900,000	900,000	2,900,000
Accumulated amortization	700,000	300,000	1,500,000
Below Market Leases
Intangible Assets Goodwill And Other Assets [Line Items]
Accretion	2,000,000	2,000,000	2,500,000
Accumulated amortization	800,000	1,700,000	8,500,000
Below Market Leases | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Intangible Assets Goodwill And Other Assets [Line Items]
Accretion	2,000,000	2,000,000	2,500,000
Accumulated amortization	800,000	1,700,000	8,500,000
Leases, Acquired-in-Place
Intangible Assets Goodwill And Other Assets [Line Items]
Amortization expense	100,000	0	0
Leases, Acquired-in-Place | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Intangible Assets Goodwill And Other Assets [Line Items]
Amortization expense	$ 100,000	$ 0	$ 0